Portfolio of Investments	June 30, 2025 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Common Stocks — 96.7%
Financials — 87.7%
74,315	Acropolis Infrastructure Escrow(a)	—
40,000	Aldel Financial II, Inc.(a)	420,000
40,000	Berto Acquisition Corp.(a)	416,799
45,000	Cantor Equity Partners II, Inc., Class A(a)	496,350
30,000	Cantor Equity Partners III, Inc., Class A(a)	316,500
25,000	Churchill Capital Corp. IX, Class A(a)	263,000
20,000	Churchill Capital Corp. X(a)	206,000
7,681	Cohen Circle Acquisition Corp. I(a)	84,261
27,500	Cohen Circle Acquisition Corp. I(a)	325,050
60,000	Colombier Acquisition Corp. II, Class A(a)	927,599
30,000	Columbus Circle Capital Corp. I(a)	345,600
20,000	Columbus Circle Capital Corp. I(a)	212,400
10,000	Copley Acquisition Corp.(a)	100,700
6,100	Digital Asset Acquisition Corp., Class A(a)	63,867
10,000	Digital Asset Acquisition Corp.(a)	108,900
10,000	EGH Acquisition Corp.(a)	101,900
30,000	FIGX Capital Acquisition Corp.(a)	300,450
35,000	GSR III Acquisition Corp.(a)	377,650
15,000	HCM II Acquisition Corp., Class A(a)	166,500
5,000	Hennessy Capital Investment Corp. VII(a)	52,500
30,000	Inflection Point Acquisition Corp. III(a)	315,300
38,750	M3-Brigade Acquisition V Corp., Class A(a)	437,488
15,000	Melar Acquisition Corp. I(a)	157,500
10,000	Oyster Enterprises II Acquisition Corp.(a)	101,200
30,000	Real Asset Acquisition Corp.(a)	310,200
25,000	Renatus Tactical Acquisition Corp. I(a)	318,250
30,000	Rithm Acquisition Corp., Class A(a)	305,700
30,000	Roman DBDR Acquisition Corp. II(a)	309,300
25,000	Siddhi Acquisition Corp.(a)	257,750
20,000	Silverbox Corp. IV, Class A(a)	219,200
30,000	Yorkville Acquisition Corp.(a)	337,500
		8,355,414
Health Care — 3.3%
4,000	DIH Holdings U.S., Inc.(a)	980
20,000	Drugs Made In America Acquisition Corp.(a)	206,400
10,000	Launch Two Acquisition Corp.(a)	104,200
		311,580
Information Technology — 2.6%
20,000	Archimedes Tech SPAC Partners II Co.(a)	203,400
5,000	Lightwave Acquisition Corp.(a)	50,250
		253,650
Real Estate — 3.1%
30,000	Oxley Bridge Acquisition, Ltd.(a)	300,300
Total Common Stocks (Cost $8,651,932)		9,220,944

Private Investments — 0.2%
59,668	Clean Energy Special Situations Corp. - Founder Shares(a)(b)(c)	13,127
19,889	Clean Energy Special Situations Corp. - Private Placement Units, 01/13/2049(a)(b)(c)(d)	4,376
33,750	Silver Spike Sponsor II LLC(b)(c)	—	(e)
Total Private Investments (Cost $198,894)		17,503
Warrants — 0.8%
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(a)	—
20,000	Colombier Acquisition Corp. II, 12/31/2028(a)	75,000

Portfolio of Investments (continued)	June 30, 2025 (Unaudited)
The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Warrants — 0.8% (continued)
19,770	Newbury Street Acquisition Corp., 12/31/2027(a)	—
Total Warrants (Cost $31,716)		75,000

Total Investments — 97.7% (Cost $8,882,542)		9,313,447
Other Assets in Excess of Liabilities — 2.3%		223,622
Net Assets — 100.0%		9,537,069

The illiquid restricted securities held as of June 30, 2025 are identified below.

Security	Acquisition Date(f)	Acquisition Cost ($)		Shares or Units	Fair Value ($)		Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	153,894		59,668	13,127		0.1
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000		19,889	4,376		0.1
Silver Spike Sponsor II LLC	4/22/2024(g)	—	(g)	33,750	—	(c)	—

Amounts shown as “—” are either $0 or round to less than $1.

(a)	Non-income producing security.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2025.
(c)	Security which is restricted to resale. The Fund’s Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2025 was $17,503 which represented 0.18% of the net assets of the Fund.
(d)	Each unit represents one share and ½ warrant.
(e)	Amount less than $0.05.
(f)	Acquisition date represents the initial purchase date of the security, if applicable.
(g)	Silver Spike Sponsor II LLC was removed from the portfolio when the SPAC liquidated and then added back onto accounting records on date above in anticipation of final distribution of Trust assets. Since the value of the distribution is unknown, this security is fair valued at $0.